Insurance services - Summary of the Bank's Policyholder Account Balances on the Consolidated Balance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	₨ 81,652.8	$ 955.8	₨ 85,430.1
Group Traditional Life [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	26,771.0	313.5	23,718.6
Group Traditional Pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	12,824.8	150.1	8,824.2
Group Variable Life [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	20,051.5	234.7	22,764.1
Group Variable Pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	13,296.2	155.6	19,200.9
Individual VIP pension [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	7,543.8	88.3	9,613.9
Statutory reserves [Member]
Disclosure Of Policyholder Account Balances [Line Items]
Policyholder Account Balance	₨ 1,165.5	$ 13.6	₨ 1,308.4